Revenue, Other Income and Other Gain (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Revenue, Other Income and Other Gain [Abstract]
Gain loss due to change in fair value of investments in related parties				$ 27,298
Nonoperating gains	$ 24,816	€ 2,888,000	$ 19,598	68,797
Gain recognised in bargain purchase transaction			4,848	4,469
Gain (loss) on disposition of assets			$ 14,750	$ 64,328